ICON Industrials Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (100.07%)

Consumer, Cyclical (9.71%)
Allison Transmission Holdings Inc	5,000	183,900
Cummins Inc	2,750	476,465
KAR Auction Services Inc	20,000	275,200
Total Consumer, Cyclical		935,565

Consumer, Non-Cyclical (4.95%)
Herc Holdings Inc*	3,900	119,847
United Rentals Inc*	2,400	357,696
Total Consumer, Non-Cyclical		477,543

Financial (3.92%)
Air Lease Corp	12,906	378,017

Industrials (81.49%)
A O Smith Corp	9,700	457,064
Altra Industrial Motion Corp	4,100	130,626
Armstrong World Industries Inc	4,000	311,840
Canadian Pacific Railway Ltd	1,700	434,078
CSX Corp	5,650	394,031
Curtiss-Wright Corp	2,900	258,912
EMCOR Group Inc	5,600	370,384
Fortune Brands Home & Security Inc	5,500	351,615
Hubbell Inc	1,900	238,184
Jacobs Engineering Group Inc	3,400	288,320
Kansas City Southern	3,000	447,870
Lockheed Martin Corp	1,550	565,626
Masco Corp	12,700	637,666
MasTec Inc*	7,000	314,090
Northrop Grumman Corp	1,700	522,648
PGT Innovations Inc*	31,300	490,784
Raytheon Technologies Corp	7,588	467,573
Spirit AeroSystems Holdings Inc	6,000	143,640
Textron Inc	6,400	210,624
Trane Technologies PLC	1,450	129,021
Union Pacific Corp	2,900	490,303
United Parcel Service Inc	1,800	200,124
Total Industrial		7,855,023

Total Common Stock (Cost $9,629,904)		9,646,148

Collateral for Securities on Loan (0.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $2,187)	2,187	2,187

Total Investments (Cost $9,632,091) (100.09%)		9,648,335
Liabilities in Excess of Other Assets (-0.09%)		(8,978)
Net Assets (100.00%)		9,639,357